Note 6 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
6.	Components of working capital accounts

	December 31,	December 31,
	2025	2024

Inventories
Work-in-progress	$199,739	$213,752
Finished goods	30,257	20,533
Supplies and other	44,247	45,341

	$274,243	$279,626

Accrued liabilities
Accrued payroll and benefits	$191,157	$192,732
Value appreciation plans(1)	6,533	3,189
Customer advances	10,362	6,747
Other	180,502	164,775

	$388,554	$367,443

(1) Non-current portion of value appreciation plans of $92,046 (2024 - $75,006) is included in Other Liabilities.